Shareholder Report, Average Annual Return (Details) 190847_Brown Advisory Sustainable Bond Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	60 Months Ended	96 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.55%	(0.52%)	1.89%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	2.04%